Loans and financing (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about loans and financing [line items]
Summary of Loans and Financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity		12.31.2019	12.31.2018
Other currencies:
		5.05% to 6.38%	5.15% to 6.74%	2027	(i)	—	2,941.8
	US$	3.07% a 5.87%	3.11% a 5.87%	2030		—	124.1
Working capital		Libor 6M + 2.60%	Libor 6M + 2.60%	2021		—	219.8
	Euro	0.00%	0.00%	2026		—	19.60

Property, plant and equipment	US$	1.90%	1.90%	2037		47.9	55.8
		Libor 1M + 2.44% a 2.5%	Libor 1M + 2.44% a 2.5%	2024

						47.9	3,361.1

In local currency:
Project development	R$	3.50%	3.50%	2023		43.1	248.0
		TJLP + 0.00% to 6.00%	TJLP + 0.00% to 6.00%	2022

Export Credit Note	R$	11.00%	11.00%	2019		—	38.5

						43.1	286.5

Total						91.0	3,647.6

Current portion						14.9	179.3
Non-current portion						76.1	3,468.4

Summary of Maturities of Long term Financing Agreements
On December 31, 2019, the changes in loans and financing were as follows:

	12.31.2019	12.31.2018	12.31.2017
Opening balance	3,647.6	4,198.3	3,759.9

Principal addition	400.5	124.0	972.9
Interest addition	186.3	218.0	192.7
Principal payment	(645.9)	(596.3)	(540.2)
Interest payment	(188.1)	(212.7)	(186.4)
Foreing exchange	(8.2)	(83.7)	(0.6)
Reclassification to held for sale	(3,301.2)	—	—

Ending balance	91.0	3,647.6	4,198.3

As of December 31, 2019, the maturity schedules of the long-term financing are:

Year
2021	27.7
2022	11.7
2023	8.5
2024	0.1
After 2024	28.1

76.1

Non-current assets held for sale [member]
Disclosure of detailed information about loans and financing [line items]
Summary of Maturity of Loans and Financing
As of December 31, 2019, the maturity schedules of the loans and financing classified as “held for sale” are (Note 4.2):

Year
2020	200.1
2021	203.0
2022	503.4
2023	517.8
2024	12.9
After 2024	1,864.1

3,301.3